Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity
Stock Option Activity
	Shares	Weighted Average Exercise Price
Options outstanding December 31, 2021	44,920,000	$1.78
Options granted	2,550,000	3.47
Options exercised	-	-
Options cancelled	(565,000)	(3.16)
Options outstanding at March 31, 2022	46,905,000	1.85
Options exercisable at March 31, 2022	14,737,501	$1.14
Options granted	3,475,000	5.00
Options exercised	(10,000)	(2.00)
Options cancelled	(687,500)	(2.99)
Options outstanding at June 30, 2022	49,682,500	1.69
Options exercisable at June 30, 2022	18,361,001	$1.47

		Weighted
		Average
	Shares	Exercise Price
Options Outstanding January 1, 2020	-	-
Options granted	20,500,000	0.51
Options exercised	-	-
Options cancelled	-	-
Options outstanding at December 31, 2020	20,500,000	0.51
Options exercisable at December 31, 2020	2,500,000	0.49

Options Outstanding January 1, 2021	20,500,000	$0.51
Options granted	25,890,000	2.82
Options exercised	-	-
Options cancelled	(1,470,000)	(2.59)
Options outstanding at December 31, 2021	44,920,000	1.78
Options exercisable at December 31, 2021	12,807,500	$0.94

Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants outstanding - December 31, 2021	24,084,772	$1.74	3.0 years
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Warrants outstanding - March 31, 2022	24,084,772	$1.74	2.7 years
Warrants exercisable - March 31, 2022	24,084,772	$1.74	2.7 years
Issued	2,000,000	8.50	2.8 years
Exercised	(8,044,848)	(1.21)	-
Expired	-
Warrants outstanding - June 30, 2022	18,039,924	$2.55	2.3 years
Warrants exercisable - June 30, 2022	18,039,924	$2.55	2.3 years

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Warrants	Price	Contractual Life
Warrants Outstanding - January 1, 2020	-	-	-
Issued	19,844,402	$1.26	3.5 years
Exercised	-	-	-
Expired	-	-	-
Warrants Outstanding – December 31, 2020	19,844,402	$1.26	3.5 years
Outstanding Exercisable – December 31, 2020	19,844,402	$1.26	3.5 years
Issued	4,240,370	4.00	2.1 years
Exercised	-	-	-
Expired	-	-	-
Warrants Outstanding - December 31, 2021	24,084,772	$1.74	3.0 years
Outstanding Exercisable - December 31, 2021	24,084,772	$1.74	3.0 years